Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 17,979,444		$ 16,819,621	$ 15,265,311
Effects on initial application of IFRS 16			(31,904)
Adjusted Balance On Property Plant And Equipment			16,787,717
Additions	4,133,615		4,896,656	4,945,570
Disposals	(19,358)		(25,785)	(14,716)
Reclassifications	0		26,618	0
Depreciation expenses	(4,098,993)		(3,695,815)	(3,376,579)
Impairment losses			(9,938)
Exchange adjustments	(22)		(9)	35
Ending Balance	17,994,686	$ 640,836	17,979,444	16,819,621
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	452,738		452,738	452,738
Adjusted Balance On Property Plant And Equipment			452,738
Additions	0		0	0
Disposals	0		0	0
Reclassifications	0		0	0
Depreciation expenses	0		0	0
Ending Balance	452,738		452,738	452,738
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	4,095,929		3,908,731	3,919,086
Adjusted Balance On Property Plant And Equipment			3,908,731
Additions	132,572		116,238	247,186
Disposals	0		0	0
Reclassifications	258,421		455,792	199,724
Depreciation expenses	(394,636)		(384,832)	(457,265)
Ending Balance	4,092,286		4,095,929	3,908,731
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	11,163,121		10,232,093	8,813,727
Adjusted Balance On Property Plant And Equipment			10,232,093
Additions	592,565		2,334,358	2,445,313
Disposals	(8,940)		(16,033)	(904)
Reclassifications	2,336,238		1,111,715	1,154,663
Depreciation expenses	(2,734,667)		(2,489,070)	(2,180,718)
Impairment losses			(9,938)
Exchange adjustments	(20)		(4)	12
Ending Balance	11,348,297		11,163,121	10,232,093
Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	896,476		742,179	690,469
Adjusted Balance On Property Plant And Equipment			742,179
Additions	409,832		781,465	591,229
Disposals	(3,121)		(9,336)	(11,745)
Reclassifications	398,798		7,880	7,604
Depreciation expenses	(749,624)		(625,712)	(535,378)
Ending Balance	952,361		896,476	742,179
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	434,791		413,988	420,572
Effects on initial application of IFRS 16			(31,904)
Adjusted Balance On Property Plant And Equipment			382,084
Additions	142,776		224,287	172,652
Disposals	(7,297)		(416)	(2,067)
Reclassifications	159,195		25,042	26,026
Depreciation expenses	(220,066)		(196,201)	(203,218)
Exchange adjustments	(2)		(5)	23
Ending Balance	509,397		434,791	413,988
Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	936,389		1,069,892	968,719
Adjusted Balance On Property Plant And Equipment			1,069,892
Additions	2,855,870		1,440,308	1,489,190
Disposals	0		0	0
Reclassifications	(3,152,652)		(1,573,811)	(1,388,017)
Depreciation expenses	0		0	0
Ending Balance	639,607		936,389	1,069,892
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	70,401,687		67,064,936	63,638,420
Ending Balance	73,187,794		70,401,687	67,064,936
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	452,738		452,738	452,738
Ending Balance	452,738		452,738	452,738
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	10,821,972		10,254,531	9,809,970
Ending Balance	11,212,129		10,821,972	10,254,531
Gross carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	51,244,512		48,274,171	45,778,207
Ending Balance	53,246,474		51,244,512	48,274,171
Gross carrying amount [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	5,008,321		4,402,711	4,004,703
Ending Balance	5,451,547		5,008,321	4,402,711
Gross carrying amount [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	1,937,755		2,610,893	2,624,083
Ending Balance	2,185,299		1,937,755	2,610,893
Gross carrying amount [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	936,389		1,069,892	968,719
Ending Balance	639,607		936,389	1,069,892
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(52,422,243)		(50,245,315)	(48,373,109)
Ending Balance	(55,193,108)		(52,422,243)	(50,245,315)
Accumulated depreciation and impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	0		0	0
Ending Balance	0		0	0
Accumulated depreciation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(6,726,043)		(6,345,800)	(5,890,884)
Ending Balance	(7,119,843)		(6,726,043)	(6,345,800)
Accumulated depreciation and impairment [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(40,081,391)		(38,042,078)	(36,964,480)
Ending Balance	(41,898,177)		(40,081,391)	(38,042,078)
Accumulated depreciation and impairment [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,111,845)		(3,660,532)	(3,314,234)
Ending Balance	(4,499,186)		(4,111,845)	(3,660,532)
Accumulated depreciation and impairment [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(1,502,964)		(2,196,905)	(2,203,511)
Ending Balance	(1,675,902)		(1,502,964)	(2,196,905)
Accumulated depreciation and impairment [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	0		0	0
Ending Balance	$ 0		$ 0	$ 0